Net finance costs	12 Months Ended
Jun. 30, 2020
Net finance costs
Net finance costs

9 Net finance costs

	2020	2019	2018
	£’000	£’000	£’000
Interest payable on bank loans and overdrafts	(1,038)	(1,162)	(1,458)
Interest payable on secured term loan facility, senior secured notes and revolving facility	(19,485)	(18,351)	(17,567)
Interest payable on lease liabilities (note 14)	(131)	—	—
Amortization of issue costs on secured term loan facility and senior secured notes	(579)	(647)	(627)
Foreign exchange losses on retranslation of unhedged US dollar borrowings	(4,436)	(2,650)	—
Unwinding of discount relating to registrations	(1,508)	(2,280)	(3,492)
Hedge ineffectiveness on cash flow hedges	(119)	—	—
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives	(95)	(380)	(1,089)
Total finance costs	(27,391)	(25,470)	(24,233)
Interest receivable on short-term bank deposits	1,352	2,822	1,243
Foreign exchange gains on retranslation of unhedged US dollar borrowings	—	—	4,952
Hedge ineffectiveness on cash flow hedges	—	139	—
Total finance income	1,352	2,961	6,195
Net finance costs	(26,039)	(22,509)	(18,038)